Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reserve Quantities [Line Items]
Loss before tax	$ (15,461)	₨ (1,130,782)	₨ (770,390)	₨ (1,145,758)
Country of domicile [member]
Reserve Quantities [Line Items]
Loss before tax		(1,195,519)	(316,792)	1,448,942
Foreign countries [member]
Reserve Quantities [Line Items]
Loss before tax		₨ 64,737	₨ (453,598)	₨ (2,594,700)